Deposits (Tables)	12 Months Ended
Dec. 31, 2014
Deposits [Abstract]
Schedule of Deposits by Time Remaining on Maturity

	Three	More than three	More than six	More than
	months	months through	months through	twelve
(In thousands)	or less	six months	twelve months	months	Total
At December 31, 2014:
$100,000 or more	$11,444	$8,290	$19,570	$59,910	$99,214
Less than $100,000	10,988	7,837	14,512	79,782	113,119
At December 31, 2013:
$100,000 or more	$14,588	$7,965	$18,582	$55,961	$97,096
Less than $100,000	8,058	7,754	19,522	72,924	108,258

Schedule of Certificates of Deposits by Year of Maturity

(In thousands)	2015	2016	2017	2018	2019	Thereafter	Total
Balance maturing	$72,641	$48,759	$7,765	$58,407	$24,645	$116	$212,333